Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 50,154	$ 68,870	$ 8,379
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(38,127)	(36,228)	(35,349)
Realized capital gains and losses	(17,743)	(42,907)	45,849
Interest credited to contractholder funds	144,340	154,447	168,085
Changes in:
Policy benefits and other insurance reserves	(29,081)	(22,697)	(18,993)
Deferred policy acquisition costs	(6,278)	(6,740)	(5,315)
Income taxes	33,391	43,297	8,254
Other operating assets and liabilities	(2,664)	1,199	(3,523)
Net cash provided by operating activities	133,992	159,241	167,387
Proceeds from sales
Fixed income securities	641,599	676,468	1,032,677
Equity securities		25,121	69,836
Limited partnership interests	6,131	5,684	6
Mortgage loans			7,480
Investment collections
Fixed income securities	451,878	349,578	327,791
Mortgage loans	83,394	28,155	57,603
Investment purchases
Fixed income securities	(775,407)	(668,237)	(1,272,428)
Equity securities	(49,931)		(50,006)
Limited partnership interests	(33,970)	(63,732)	(4,965)
Mortgage loans	(87,011)	(98,131)	(45,491)
Change in short-term investments, net	85,850	(16,744)	129,007
Change in policy loans and other investments, net	342	15,000	(33,138)
Net cash provided by investing activities	322,875	253,162	218,372
Cash flows from financing activities
Contractholder fund deposits	115,184	121,937	158,042
Contractholder fund withdrawals	(558,751)	(537,292)	(546,244)
Net cash used in financing activities	(443,567)	(415,355)	(388,202)
Net increase (decrease) in cash	13,300	(2,952)	(2,443)
Cash at beginning of year	3,582	6,534	8,977
Cash at end of year	$ 16,882	$ 3,582	$ 6,534